UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-07254
Johnson Mutual Funds Trust
(Exact name of registrant as specified in charter)
3777 West Fork Road, Cincinnati, OH		45247
(Address of principal executive offices)		(Zip code)
Marc E. Figgins, CFO 3777 West Fork Road, Cincinnati, OH 45247
(Name and address of agent for service)

Registrant's telephone number, including area code:		513-661-3100

Date of fiscal year end:	December 31, 2004

Date of reporting period:	September 30 2004

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

GROWTH FUND	Portfolio of Investments as of September 30, 2004 - UNAUDITED

Common Stocks	Shares	Dollar Value	Percent

Consumer Discretionary
Advanced Auto Parts*	25,400	873,760	1.9%
Clear Channel Communications	22,000	685,740	1.5%
Comcast*	17,000	474,640	1.0%
Home Depot, Inc.	28,000	1,097,600	2.3%
Johnson Controls	9,000	511,290	1.1%
Staples	36,000	1,073,520	2.3%
Total Consumer Discretionary: 10.1%		$4,716,550	10.1%

Consumer Staples
Pepsico, Incorporated	29,400	1,430,310	3.0%
Sysco	30,700	918,544	2.0%
Wal-Mart Stores, Inc.	16,800	893,760	1.8%
Total Consumer Staples: 6.8%		$3,242,614	6.8%

Energy
Conoco Phillips	11,700	969,345	2.1%
Devon Energy Corporation	14,900	1,058,049	2.3%
Exxon Mobil Corporation	23,782	1,149,384	2.5%
Noble Corporation*	11,400	512,430	1.1%
Total Energy: 7.9%		$3,689,208	7.9%

Financial Services
Allstate Corporation	20,000	959,800	2.0%
American International Group, Inc.	20,325	1,381,896	3.0%
Bank of New York Co., Inc.	29,500	860,515	1.8%
CIT Group	27,000	1,009,530	2.2%
Citigroup, Incorporated	19,800	873,576	1.9%
Fifth Third Bancorp	17,230	848,061	1.8%
Merrill Lynch & Company, Inc.	16,700	830,324	1.8%
Total Financial Services: 14.4%		$6,763,702	14.4%

Health Care
Abbott Laboratories	22,000	931,920	2.0%
Amgen*	17,500	994,175	2.1%
Anthem, Inc.*	10,700	933,575	2.0%
Boston Scientific Corporation*	24,650	979,345	2.1%
Health Management Assoc., Inc. - A	42,000	858,060	1.8%
Johnson & Johnson	17,700	997,041	2.1%
MedImmune, Inc.*	20,800	492,960	1.1%
Merck & Company, Inc.	20,600	679,800	1.5%
Pfizer, Incorporated	41,250	1,262,250	2.7%
Total Health Care: 17.4%		$8,129,126	17.4%

Industrials
Cendant	21,000	453,600	1.0%
Cintas Corporation	20,600	866,024	1.8%
General Electric Company	59,390	1,994,316	4.3%
Ingersoll Rand	14,500	985,565	2.1%
Illinois Tool Works	10,100	941,017	2.0%
L-3 Communications Holdings	16,200	1,085,400	2.3%
Pall Corporation	42,000	1,028,160	2.2%
Total Industrials: 15.7%		$7,354,082	15.7%

Information Technology
Analog Devices	10,000	387,800	0.8%
Cisco Systems, Inc.*	43,000	778,300	1.7%
Dell, Inc.*	27,700	986,120	2.1%
EMC	43,000	496,220	1.1%
Fiserv, Inc.*	26,200	913,332	2.0%
Intel Corporation	37,200	746,232	1.6%
Intuit, Inc.*	11,000	499,400	1.1%
Microsoft Corporation	54,350	1,502,778	3.2%
Nokia Corporation ADR **	40,750	559,090	1.2%
Oracle Corporation*	80,770	911,085	1.9%
SanDisk Corporation*	17,000	495,040	1.1%
Total Information Technology: 17.7%		$8,275,397	17.7%

Materials
Air Products and Chemicals	9,000	489,420	1.0%
ALCOA	31,500	1,058,085	2.3%
Total Materials: 3.3%		$1,547,505	3.3%

Telecommunication Services
Alltel Corporation	19,610	1,076,785	2.3%
Total Telecomm Services: 2.3%		$1,076,785	2.3%

Utilities
Equitable Resources, Inc.	18,900	1,026,459	2.2%
Total Utilities: 2.2%		$1,026,459	2.2%

Common Stocks	Shares	Dollar Value	Percent
Total Common Stocks: 97.8%
(Common Stock Identified Cost $43,036,768)		$45,821,428	97.8%

Mutual Funds
iShares Biotech Index Fund*	7,000	489,510	1.0%
Standard & Poors	4,700	525,272	1.1%
Total Mutual Funds: 2.2%
(Mutual Fund Identified Cost $1,002,004)		$1,014,782	2.2%

Cash Equivalents
Federated U.S. Treasury Cash Reserves Money Market Fund 1.06% yield ***		0	0.0%
Total Cash Equivalents: 0.0%
(Cash Equivalents Identified Cost $0.00)		$0	0.0%

Total Portfolio Value: 100.0%
(Total Portfolio Identified Cost $44,038,772)		$46,836,210	100.0%

Other Assets Less Liabilities: 0.0%		$0	0.0%

Total Net Assets: 100.0%		$46,836,210	100.0%

* Non-income producing security.

** American Depositary Receipt.

OPPORTUNITY FUND	Portfolio of Investments as of September 30, 2004 - UNAUDITED

Common Stocks	Shares	Dollar Value	Percent
Consumer Discretionary
Advance Auto Parts*	18,000	619,200	0.8%
Autoliv, Inc.	10,500	424,200	0.6%
Barnes & Noble, Incorporated*	24,000	888,000	1.2%
Borders Group, Inc.	26,800	664,640	0.9%
Brunswick	14,700	672,672	0.9%
Centex Corporation	12,500	630,750	0.9%
Circuit City Stores	34,800	533,832	0.7%
Getty Images, Inc.*	7,100	392,630	0.5%
Hasbro, Inc.	28,000	526,400	0.7%
KB Home Corporation	5,300	447,797	0.6%
Lear Corporation	10,200	555,390	0.8%
Lennar Corporation, Class A	9,000	428,400	0.6%
Liz Claiborne, Inc.	9,000	339,480	0.5%
Marvel Enterprises	25,500	371,280	0.5%
Michaels Stores	8,300	491,443	0.7%
NVR, Inc.*	1,400	771,400	1.0%
Office Depot*	34,500	518,535	0.7%
Outback Steakhouse	8,250	342,622	0.5%
Pacific Sunwear	32,500	684,125	0.9%
Polaris Industries, Inc.	14,700	820,554	1.1%
Reebok International Ltd.	9,900	363,528	0.5%
Ryland Group	4,700	435,502	0.6%
Timberland Company*	10,300	585,040	0.8%
United Global Comm*	81,250	606,937	0.8%
Total Consumer Discretionary: 17.7%		$13,114,357	17.7%

Consumer Staples
Hormel Foods Corporation	24,200	648,076	0.9%
NBTY	21,000	452,760	0.6%
Pilgrim’s Pride	13,700	370,996	0.5%
Rite Aid*	128,000	450,560	0.6%
Smithfield Foods, Inc.*	21,800	545,000	0.7%
Tyson Foods Incorporated	43,700	700,074	0.9%
Total Consumer Staples: 4.3%		$3,167,466	4.3%

Energy
Chesapeake Energy Corporation	29,300	463,819	0.6%
Newfield Exploration*	13,500	826,740	1.1%
Patterson-Uti Energy, Inc.	12,500	238,375	0.3%
Pioneer Natural Resources Company	12,000	413,760	0.6%
Pogo Producing Company	11,400	540,930	0.7%
Premcor	20,000	770,000	1.0%
Pride International, Inc.*	36,250	717,387	1.0%
Sunoco	9,250	684,315	0.9%
Valero Energy Corporation	7,000	561,470	0.8%
Total Energy: 7.1%		$5,216,796	7.1%

Financial Services
A.G. Edwards, Inc.	16,250	562,575	0.8%
AMBAC Financial Group, Inc.	9,250	739,538	1.0%
AmeriCredit Corporation*	22,125	461,970	0.6%
Berkley (W.R.), Corporation	15,000	632,400	0.9%
Blackrock, Inc.	6,800	499,732	0.7%
Commercebancorp	11,250	621,000	0.8%
Countrywide Financial Corp.	13,196	519,790	0.7%
Doral Financial Corp.	9,000	373,230	0.5%
E*Trade Group, Inc.*	53,000	605,260	0.8%
Fidelity National Financial, Inc.	17,360	661,416	0.9%
First American Financial Corp.	13,000	400,790	0.5%
First Horixon National	13,500	585,360	0.8%
Friedman, Billings, Ramsy Group, Inc.*	31,600	603,560	0.8%
HCC Insurance Holdings, Inc.	16,250	489,938	0.7%
IndyMac Bancorp, Inc.	18,500	669,700	0.9%
Investors Financial Services Corp.	9,500	428,735	0.6%
Legg Mason, Inc.	10,950	583,307	0.8%
Mercury General Corporation	6,500	343,785	0.5%
Nuveen Investments, Class A	17,750	525,400	0.7%
Plum Creek Timber	18,250	639,297	0.9%
Radin Group Inc.	12,200	564,006	0.8%
Raymond James Financial Corp.	23,500	566,820	0.8%
SAFECO Corporation	13,600	620,840	0.8%
Stancorp Financial Group	5,600	398,720	0.5%
Synovus Financial Corporation	13,000	339,950	0.5%
Trizec Properties	33,750	538,987	0.7%
UnionBanCal Corporation	7,300	432,233	0.6%
Unitrin, Inc.	10,500	436,485	0.6%
Westcorp	13,400	569,768	0.8%
Total Financial Services: 20.9%		$15,414,592	20.9%

Common Stocks	Shares	Dollar Value	Percent
Health Care
Aetna, Inc.	3,500	349,755	0.5%
AmerisourceBergen Corp.	10,000	537,100	0.7%
Caremark Rx, Inc.*	10,680	342,508	0.5%
Cephalon, Inc.*	12,250	586,775	0.8%
Imclone Systems	9,750	515,288	0.7%
Laboratory Corp. of America Holdings*	10,500	459,060	0.6%
Lincare Holdings, Inc.*	18,200	540,722	0.7%
Mckesson	23,150	593,797	0.8%
Medco Health	11,750	363,075	0.5%
Pacificare Health*	12,400	455,080	0.6%
Quest Diagnostics, Inc.	4,000	352,880	0.5%
Universal Health SVC	8,500	369,750	0.5%
Total Health Care: 7.4%		$5,465,790	7.4%

Industrials
Agco Corporation*	33,800	764,556	1.0%
Brink’s Co.	21,000	633,570	0.9%
CNF	14,300	586,157	0.8%
Career Education Corporation*	17,700	503,211	0.7%
Cummins Engine, Inc.	10,500	775,845	1.0%
ITT Industries, Inc.	4,700	375,953	0.5%
JB Hunt Transport Services, Inc.	13,000	482,820	0.7%
L-3 Communications Holdings, Inc.	10,000	670,000	0.9%
Manpower	13,300	591,717	0.8%
Pall Corporation	14,200	347,616	0.5%
SPX	10,750	380,550	0.5%
Timken Company	29,850	734,907	1.0%
United Defense Industrials, Inc.*	18,600	743,814	1.0%
West Corporation*	20,500	597,165	0.8%
Total Industrials: 11.1%		$8,187,881	11.1%

Information Technology
Advanced Micro Devices, Inc.*	41,500	539,500	0.7%
Affiliated Computer Services - A*	12,500	695,875	0.9%
Altera Corporation*	20,000	391,400	0.5%
Amphenol Corp. Class A*	19,000	650,940	0.9%
Citrix Systems, Inc.*	26,200	459,024	0.6%
Adobe Systems	8,000	395,760	0.5%
Computer Sciences*	14,100	664,110	0.9%
Cree, Incorporated*	35,750	1,090,375	1.5%
Ingram Micro, Inc.*	33,400	537,740	0.7%
Jabil Circuit, Inc.*	13,500	310,500	0.4%
Juniper Networks, Inc.*	14,700	346,920	0.5%
Lam Research*	28,000	612,640	0.8%
Lexmark International, Inc.*	4,000	336,040	0.5%
Memc Electronic Materials*	57,400	486,752	0.7%
Micron Technology	53,600	644,808	0.9%
National Semiconductor, Corp.*	18,000	278,820	0.4%
PMC-Sierra Inc.*	17,400	153,294	0.2%
SanDisk Corporation*	24,700	719,264	1.0%
Tech Data Corporation*	14,700	566,685	0.8%
Total Information Technology: 13.4%		$9,880,447	13.4%

Materials
Ball Corporation	18,840	705,181	1.0%
Florida Rock Industries, Inc.	14,300	700,557	0.9%
Georgia-Pacific Corporation	17,800	639,910	0.9%
Nucor Corporation	10,000	913,700	1.2%
Louisiana PAC	26,000	674,700	0.9%
Phelps Dodge Corporation	8,000	736,240	1.0%
Praxair, Incorporated	10,000	427,400	0.6%
Scotts	6,000	384,900	0.5%
Southern Peru Cooper	16,500	852,390	1.2%
U.S. Steel Corporation	27,250	1,025,145	1.4%
Total Materials: 9.6%		$7,060,123	9.6%

Telecommunication Services
Adtran, Inc.*	20,000	453,600	0.6%
Western Wireless	22,600	581,046	0.7%
Total Telecomm. Services: 1.3%		$1,034,646	1.3%

Common Stocks	Shares	Dollar Value	Percent
Utilities
AES Corporation*	68,400	683,316	0.8%
Centerpoint Energy, Inc.	59,500	616,420	0.8%
Constellation Energy Group, Inc.	15,500	617,520	0.8%
OGE Energy Corporation	15,300	386,019	0.5%
Pepco Holdings	18,600	370,140	0.5%
Texas Genco Holdings, Inc.	7,125	332,381	0.4%
WPS Resources Corporation	12,000	539,880	0.7%
Total Utilities: 4.7%		$3,545,676	4.7%

Total Common Stocks: 97.5%
(Common Stock Identified Cost $63,003,864)		$72,087,774	97.5%

Real Estate Investment Trusts
CBL & Associates Properties, Inc.	6,250	380,938	0.5%
Catellus Development, Corp.	27,000	715,770	1.0%
Hospitality Property Trust	12,250	520,503	0.7%
Total Real Estate Investment Trusts: 2.2%
(Real Estate Investment Trust Identified Cost $1,441,779)		$1,617,211	2.2%

Cash Equivalents
Federated U.S. Treasury Cash Reserves Money Market Fund 1.06% yield **		196,341
Total Cash Equivalents: .3%
(Cash Equivalents Identified Cost $196,341)		$196,341	0.3%

Total Portfolio Value: 100.0%
(Total Portfolio Identified Cost $64,641,984)		$73,901,326	100.0%

Other Assets Less Liabilities: 0.0%		$0	0.0%

Total Net Assets: 100.0%		$73,901,326	100.0%

* Non-income producing security.

REALTY FUND	Portfolio of Investments as of September 30, 2004 - UNAUDITED

Common Stocks	Shares	Dollar Value	Percent

Apartments
Apartment Investment and Management, Co.	7,900	274,762	1.6%
Archstone Smith Trust	16,555	523,800	3.0%
Avalon Bay Communities, Inc.	7,092	427,080	2.4%
Camden Property Trust	6,000	277,200	1.6%
Equity Residential Properties Trust	22,950	711,450	4.0%
Essex Property Trust, Inc.	3,570	256,505	1.4%
Home Properties of NY	4,500	178,020	1.0%
Summit Properties, Inc.	5,000	135,250	0.8%
United Dominion Realty Trust, Inc.	10,000	198,300	1.1%
Total Apartments: 16.8%		$2,982,367	16.8%

Diversified
Crescent Real Estate Equities Company	11,000	173,140	1.0%
Glenborough Realty Trust, Inc.	9,000	186,930	1.1%
Lexington Corporate Properties Trust	9,000	195,390	1.1%
The Rouse Company	7,500	501,600	2.8%
Sizeler Property Investor, Inc.	5,000	46,500	0.3%
Vornado Realty Trust	11,500	720,820	4.1%
Total Diversified: 10.3%		$1,824,380	10.3%

Health Care
Health Care Property Investors	11,800	306,800	1.7%
Health Care Reit	7,500	264,000	1.5%
Total Health Care: 3.2%		$570,800	3.2%

Lodging and Hotels
Host Marriot*	25,000	350,750	2.0%
Hospitality Property	4,000	169,960	1.0%
Marriott International, Class A	2,500	129,900	0.7%
Senior Housing Properties Trust	11,500	204,930	1.2%
Starwood Hotels & Resorts	4,700	218,174	1.2%
Total Lodging and Hotels: 6.1%		$1,073,714	6.1%

Materials
Plum Creek Timber Co., Inc.	19,000	665,570	3.8%
Total Materials: 3.8%		$665,570	3.8%

Office and Industrial
Alexandria Real Estate Equities	3,000	197,160	1.1%
AMB Property Corporation	11,200	414,624	2.3%
Arden Realty Group, Inc.	10,000	325,800	1.8%
Boston Properties, Inc.	10,675	591,288	3.3%
Catellus Development Corporation	14,340	380,153	2.1%
Centerpoint Properties Trust	7,200	313,776	1.8%
Duke Realty Corp.	15,860	526,552	3.0%
Equity Office Properties	30,880	841,480	4.8%
Mack-Cali Realty Trust	4,795	212,419	1.2%
Kilroy Realty Corporation	6,345	241,300	1.4%
Liberty Property Trust	8,630	343,819	1.9%
Prologis Trust	18,905	666,212	3.8%
PS Business Parks, Inc.	4,000	159,400	0.9%
Total Office and Industrial: 29.5%		$5,213,983	29.5%

Retail
CBL and Associates Properties, Inc.	3,000	182,850	1.0%
Chelsea Property Group	2,500	167,750	0.9%
Commercial Net Lease Realty	9,000	163,980	0.9%
Developers Diversified Realty	8,325	325,924	1.8%
Equity One	13,000	255,060	1.4%
General Growth Properties	19,705	610,855	3.5%
Kimco Realty Corporation	10,102	518,233	2.9%
Macerich Company	5,330	284,036	1.6%
Mills Corporation	4,500	233,415	1.3%
Pan Pacific Retail	4,500	243,450	1.4%
Regency Centers Corporation	8,075	375,407	2.1%
Simon Property Group, Inc.	15,100	809,813	4.6%
Tanger Factory Outlet Centers	4,300	192,554	1.1%
Weingarten Realty Investors	8,913	294,218	1.7%
Total Retail: 26.3%		$4,657,545	26.3%

Storage
Public Storage, Inc.	10,500	520,275	2.9%
Shurgard Storage Centers	5,000	194,000	1.1%
Total Storage: 4.0%		$714,275	4.0%

Total Common Stocks: 100.0%
(Common Stock Identified Cost $13,090,750)		$17,702,634	100.0%

Cash Equivalents
Federated U.S. Treasury Cash Reserves Money Market Fund 1.06% yield **		0	0.0%
Total Cash Equivalents: 0.0%
(Cash Equivalents Identified Cost $0)		$0	0.0%

Total Portfolio Value: 100.0%
(Total Portfolio Identified Cost $13,090,750)		$17,702,634	100.0%

Other Assets Less Liabilities: 0.0%		$0	0.0%

Total Net Assets: 100.0%		$17,702,634	100.0%

* Non-income producing security.

FIXED INCOME FUND	Portfolio of Investments as of September 30, 2004 - UNAUDITED

Fixed Income Securities - Bonds	Face	Dollar Value	Percent

Bank and Finance
American General Finance, 8.125%, 8/15/09	120,000	140,250	0.3%
American General Finance, 5.750%, 3/15/07	1,000,000	1,056,250	2.1%
Archstone Smith Operating Trust Notes, 5.000%, 8/15/07	500,000	517,500	1.0%
Bank of America Subordinated, 7.800%, 2/15/10	912,000	1,071,600	2.1%
Bank One Corp., 7.125%, 5/15/07	400,000	438,500	0.9%
Bank One Corp., 9.875%, 3/01/09	250,000	308,438	0.6%
Carramerica Realty Corporation, 6.625%, 3/01/05	1,050,000	1,065,750	2.1%
Comerica Bank Subordinated Note, 6.875%, 3/01/08	250,000	274,688	0.5%
Duke Realty LP, 3.500%, 11/01/07	950,000	953,563	1.9%
First Union Corp., 7.500%, 7/15/06	200,000	216,250	0.4%
Firstar Corp., 6.625%, 12/15/06	475,000	514,188	1.0%
Merry Land and Investment Co., 7.250%, 6/15/05	500,000	515,625	1.0%
National City Bank Ind, 2.375%, 8/15/06	1,000,000	991,250	1.9%
PNC Funding Corp., 6.875%, 7/15/07	500,000	545,625	1.1%
Salomon Smith Barney, Inc., 5.875%, 3/15/06	1,000,000	1,043,750	2.0%
SunTrust Bank, 6.500%, 1/15/08	500,000	542,500	1.1%
Wachovia Corp. Subordinated Notes, 6.375%, 1/15/09	820,000	898,925	1.7%
Weingarten Realty, 6.840%, 11/17/07	700,000	774,375	1.5%
Total Bank and Finance: 23.1%		$11,869,027	23.1%

United States Government Agency Obligations (A)
FHLB, 3.000%, 11/04/15	2,000,000	2,007,500	3.9%
FHLMC, 3.75%, 2/25/09	475,000	474,406	0.9%
FHLMC, 5.950%, 1/19/06	400,000	417,392	0.8%
FHLMC, 6.005%, 12/08/05	200,000	208,253	0.4%
FHLMC, 2.450%, 5/10/07	2,500,000	2,503,125	4.9%
FNMA, 3.410%, 8/30/07	1,000,000	1,002,500	2.0%
FNMA, 3.500%, 10/15/07	2,000,000	2,000,000	3.9%
FNMA, 4.200%, 5/04/09	2,000,000	2,020,000	3.9%
FNMA, 4.375%, 10/15/06	1,000,000	1,031,250	2.0%
Total United States Government Agency Obligations: 22.7%		$11,664,426	22.7%

United States Government Obligations
U.S. Treasury, 1.625%,4/30/05	1,000,000	997,500	1.9%
U.S. Treasury, 6.125%, 8/15/07	1,500,000	1,634,472	3.2%
U.S. Treasury, 6.000%, 2/15/26	1,000,000	1,140,117	2.2%
U.S. Treasury, 5.250%, 11/15/28	2,500,000	2,600,195	5.1%
Total United States Government Obligations: 10.5%		$6,372,284	12.4%

Industrial
Conoco Funding Company, 5.450%, 10/15/06	500,000	524,375	1.0%
C.R. Bard, Incorporated, 6.700%, 12/01/26	500,000	548,750	1.1%
Delta Airlines Pass Through Certificates Series 02-1 MBIA Insured 6.417%, 7/02/12	560,000	568,552	1.1%
Devon Energy Convertible Bond, 4.900%, 8/15/08	500,000	543,125	1.1%
Dover Corp., 6.250%, 6/01/08	500,000	550,000	1.1%
Ford Motor Credit, 9.030%, 12/30/09	200,000	202,250	0.4%
General Electric Capital Corp., 5.000%, 2/15/07	1,000,000	1,042,500	2.0%
General Electric Capital Corp., 1.546%, 5/30/08	500,000	496,250	1.0%
General Mills, 2.625%, 10/24/06	1,000,000	985,000	1.9%
Hewlett Packard Company Notes, 5.750%, 12/15/06	1,000,000	1,055,000	2.1%
Honeywell, Inc., 7.125%, 4/15/08	400,000	446,500	0.9%
Kraft Foods, Inc., 5.250%, 6/1/07	750,000	784,688	1.5%
Lowes Companies, Inc. 8.250%, 6/01/10	500,000	603,125	1.2%
McDonald’s Corp., 5.950%, 1/15/08	425,000	454,219	0.9%
McKesson Corp., 6.400%, 3/01/08	400,000	424,500	0.8%
News America Holdings, 8.500%, 2/15/05	365,000	371,844	0.7%
The Tribune Company, 6.875%, 11/01/06	500,000	537,500	1.0%
Total Industrial: 19.7%		$10,138,178	19.7%

Fixed Income Securities - Bonds	Face	Dollar Value	Percent
United States Government Agency Obligations - Mortgage Backed Securities (A)
FHLMC, 15 Year Gold, 7.000%, 3/01/11	28,431	30,172	0.1%
FHLMC, 4.320%, 4/01/33	2,023,580	2,023,220	3.9%
FHLMC, 8.000%, 6/01/30	35,358	38,451	0.1%
FHLMC, CMO Pool 2517 Class VL 5.000%, 5/15/13	1,724,217	1,754,771	3.4%
FHLMC, CMO Pool 2513 Class VK 5.500%, 9/15/13	1,729,067	1,793,026	3.5%
FNMA Series 253300, 7.500%, 5/01/20	44,077	47,285	0.1%
GNMA Pool 781397, 5.500%, 2/15/17	559,038	583,671	1.1%
GNMA Pool 2658, 6.500%, 10/20/28	338,348	357,380	0.7%
GNMA II Pool 2945, 7.500%, 7/20/30	88,369	94,803	0.2%
GNMA Pool 780400, 7.000%, 12/15/25	36,378	38,947	0.1%
GNMA Pool 780420, 7.500%, 8/15/26	20,731	22,389
Total Government Agency Obligations - Mortgage Backed Securities: 13.2%		$6,784,115	13.2%

Utility
Bellsouth Communications, 5.875%, 1/15/09	500,000	537,500	1.0%
Florida Power & Light Group Capital, 7.375%, 6/01/09	500,000	571,250	1.1%
Verizon Communications, 7.510%, 4/01/09	600,000	681,000	1.3%
Midwest Power Corporation, 7.000%, 2/15/05	200,000	203,250	0.4%
Total Utility: 3.9%		$1,993,000	3.9%

Total Fixed Income - Bonds: 95.0%
(Fixed Income Identified Cost $47,746,364)		$48,821,030	95.0%

Preferred Stocks
Bank One Capital I Preferred Stock Callable 9/20/04 @ $25	35,000	888,300	1.7%
USB Capital Preferred Stock Callable 12/07/06 @ $25	8,240	224,952	0.4%
Equity Office Properties Trust Preferred Stock	20,000	1,016,200	2.0%
Total Preferred Stock: 4.1%
(Preferred Stock Identified Cost $2,079,452)		$2,129,452	4.1%

Certificate of Deposit
Provident Bank Certificate of Deposit Set- Up Coupon (Callable @ $100 FDIC Insured)	97,000	97,000	0.2%
Total Certificate of Deposit: .2%
(Certificate of Deposit Identified Cost $97,000)		$97,000	0.2%

Federated U.S. Treasury Cash Reserves Money Market Fund 1.06% yield **		335,296	0.7%
Total Cash Equivalents: 0.7%
(Cash Equivalents Identified Cost $335,296)		$335,296	0.7%

Total Portfolio Value: 100.0%
(Total Portfolio Identified Cost $50,258,112)		$51,382,778	100.0%

Other Assets Less Liabilities: 0.0%		$0	0.0%

Total Net Assets: 100.0%		$51,382,778	100.0%

* Non-income producing security.

MUNICIPAL INCOME FUND	Portfolio of Investments as of September 30, 2004 - UNAUDITED

Municipal Income Securities - Bonds	Face	Dollar Value	Percent

General Obligation - City
Akron, OH, 5.000%, 12/01/05	100,000	103,606	1.2%
Columbus, OH, 12.375%, 2/15/07	25,000	30,958	0.4%
Columbus, OH, Series 2, 5.000%, 6/15/10	100,000	109,807	1.3%
Columbus, OH, Tax Increment Financing, (AMBAC Insured), 4.900%, 12/01/11	150,000	162,389	1.9%
Dayton, OH, General Obligation (AMBAC Insured), 4.450%, 12/01/12	100,000	106,058	1.2%
Dayton, OH, 7.625%, 12/01/06	100,000	111,266	1.3%
Deerfield Township, OH, (MBIA Insured), 4.750%, 12/01/10	100,000	109,464	1.3%
Forest Hills, OH, 4.900%, 12/01/04	100,000	100,579	1.2%
Loveland, OH, (AMBAC Insured), 4.900%, 12/01/08	100,000	108,033	1.2%
Symmes Township, OH, 2.400%, 12/01/07	110,000	108,214	1.2%
Washington Township, OH, 4.650%, 12/01/05	75,000	77,101	0.9%
Westlake, OH, 4.900%, 12/01/04	50,000	50,254	0.6%
Youngstown, OH, (AMBAC Insured), 5.100%, 12/01/11	100,000	111,936	1.3%
Total General Obligation - City: 14.8%		$1,289,665	14.8%

General Obligation - County
Belmont County, OH (MBIA Insured), 4.500%, 12/01/11	155,000	165,624	1.9%
Belmont County, OH (MBIA Insured), 5.100%, 12/01/05	50,000	51,930	0.6%
Delaware County, OH, 5.250%, 12/01/06	50,000	52,529	0.6%
Hocking County, OH, 4.900%, 12/01/06	50,000	52,587	0.6%
Knox County, OH, 4.750%, 12/01/09	60,000	64,600	0.7%
Portage County, OH, (MBIA Insured), 5.150%, 12/01/07	75,000	81,563	0.9%
Trumbull County, OH, (AMBAC Insured), 5.250%, 12/01/05	50,000	52,015	0.6%
Total General Obligation - County: 6.0%		$520,848	6.0%

General Obligation - State
State of California, 4.000%, 11/01/09	250,000	262,568	3.0%
Ohio State Unlimited Common School Facilities, 4.500%, 6/15/17	100,000	103,321	1.1%
Total General Obligation - State: 4.1%		$365,889	4.1%

Higher Education
Bowling Green State University, (FGIC Insured), 5.000%, 6/01/08	155,000	168,792	1.9%
Ohio State Higher Education Facilities, Denison University, 4.900%, 11/01/05	75,000	77,563	0.9%
University of Cincinnati, Ohio General Receipts, 4.750%, 6/01/06	50,000	52,302	0.6%
Total Higher Education: 3.4%		$298,657	3.4%

Hospital/Health
Franklin County, OH, Children’s Hospital Project, 5.200%, 11/01/04	50,000	50,124	0.6%
Hamilton County, OH, Hospital Children’s Hospital Medical Center, (MBIA Insured), 5.250%, 5/15/10	100,000	110,298	1.3%
Hamilton County, OH, Hospital Facility Revenue, Children’s Hospital, (FGIC Insured), 5.000%, 5/15/06	50,000	52,415	0.6%
Lorain County, OH, Hospital Facility Revenue, Catholic Healthcare Partners, (MBIA Insured), 6.000%, 9/01/07	50,000	55,080	0.6%
Lorain County, OH, Revenue Bond, Catholic Healthcare Partners Project (AMBAC Insured), 5.200%, 09/01/10	100,000	111,183	1.3%
Montgomery County, OH Hospital (Prerefunded), 5.500%, 12/01/10	100,000	111,024	1.3%
Total Hospital/Health: 5.6%		$490,124	5.6%

Revenue Bonds - Electric
Hamilton, OH Electric, Variable Rate (FSA Insured), 1.020%, 10/15/23	674,000	674,000	7.7%
Total Revenue Bonds - Electric: 7.7%		$674,000	7.7%

Municipal Income Securities - Bonds	Face	Dollar Value	Percent
Revenue Bonds - Transportation
Butler County, OH, Transportation Improvement, (FSA Insured), 5.500%, 4/01/09	100,000	111,654	1.3%
Dayton, OH, Airport Series B, (Radian Insured), 2.000%, 12/01/04	100,000	100,040	1.1%
Ohio State Turnpike Revenue, (Prerefunded), 5.500%, 2/15/26	110,000	117,686	1.3%
Total Revenue Bond - Transportation: 3.8%		$329,380	3.8%

Revenue Bonds - Water and Sewer
Akron, OH, Sewer System, (MBIA Insured), 5.500% 12/01/07	50,000	54,096	0.6%
Butler, OH, Waterworks System, (FSA Insured), 4.400% 12/01/10	100,000	107,222	1.2%
Cleveland, OH, Waterworks Revenue, Series I (FSA Insured), 5.250%, 1/01/10	100,000	108,900	1.2%
Columbus, OH, Water and Sewer, 5.000%, 11/01/06	100,000	106,163	1.2%
East Muskingum, OH Water District, Water Resource Revenue, (AMBAC Insured), 4.500%, 12/01/12	200,000	219,038	2.5%
Gulf Coast, TX, Waste Disposal Project, 8.375%, 6/01/05	100,000	104,350	1.2%
Montgomery County, OH, Solid Waste, (MBIA Insured), 5.125%, 11/01/08	50,000	52,660	0.6%
Nashville and Davidson, TN 7.700%, 01/01/12	25,000	30,878	0.4%
Northeast OH, Reg’l Sewer District (AMBAC Insured), 5.500%, 11/15/12	100,000	104,871	1.2%
Southwest OH, Reg’l Water District (MBIA Insured), 5.250%, 12/01/05	50,000	52,015	0.6%
Total Revenue Bond - Water & Sewer: 10.8%		$940,193	10.8%

School District
Athens Ohio City School General Obligation 4.400%, 12/01/05	200,000	204,936	2.3%
Beavercreek, OH, Special Obligation Tax Anticipation Note, 4.250%, 12/01/06	100,000	102,967	1.2%
Cleveland, OH, Municipal School District, (FGIC Insured), 5.000%, 12/01/20	140,000	148,578	1.7%
Columbus, OH, Linden Elementary Construction (FSA Insured), 5.500%, 12/01/21	100,000	110,962	1.3%
Dayton , OH, City School District, (FGIC Insured), 3.250%, 12/01/10	100,000	101,663	1.2%
Delaware, OH, City School District, GO (MBIA Insured), 5.000%, 12/04/20	250,000	268,425	3.1%
Fairfield, OH, (FGIC Insured) 0.000%, 12/01/11*	100,000	77,288	0.9%
Green Local, OH, (AMBAC Insured) Insured, 4.600%, 12/01/11	100,000	105,882	1.2%
Indiana Valley, OH, (AMBAC Insured), 5.500%, 12/01/06	50,000	53,084	0.6%
Kings Local, OH, 6.400%, 12/01/13	150,000	183,628	2.1%
Lakota, OH, 6.250%, 12/01/14	100,000	105,217	1.2%
Louisville Local, OH, (FGIC Insured) 0.000%, 12/01/05*	200,000	195,766	2.2%
Loveland, OH, 4.400%, 12/01/08	100,000	107,041	1.2%
Mason, OH, 4.000%, 12/01/06	200,000	208,524	2.4%
Northwestern, OH, 4.650%, 12/01/06	105,000	109,886	1.3%
Sycamore, OH, Community (AMBAC Insured), 4.600%, 12/01/11	100,000	105,678	1.2%
Sycamore, OH, Community Unlimited, 5.375%, 12/01/13	100,000	114,450	1.3%
West Geauga, OH, (AMBAC Insured), 5.450%, 11/01/04	50,000	50,137	0.6%
Total School District: 26.9%		$2,354,112	26.9%

Special Assessment Bonds
Toledo-Lucas County Ohio Port Authority
Crocker Park Public Improvement
Project, 2.625%, Due 12/01/07	200,000	197,576	2.3%
Total School District: 2.3%		$197,576	2.3%

Municipal Income Securities - Bonds	Face	Dollar Value	Percent
State Agency
Ohio State Building Authority, Adult Correctional-Series A, 5.500%, 10/01/10	100,000	112,637	1.3%
Ohio State Building Authority, (AMBAC Insured), 5.375%, 10/01/11	150,000	163,812	1.9%
Ohio State Building Authority, Juvenile Correction Facilities, 4.375%, 10/01/12	100,000	105,232	1.2%
Ohio State Building Authority, 9.750%, 10/01/05	75,000	77,899	0.9%
Ohio State Building Authority, Ohio Center For The Arts, 5.450%, 10/01/07	100,000	109,382	1.3%
Ohio State Building Authority, Toledo Government Center, 9.750%, 10/01/05	200,000	210,998	2.4%
Ohio State Housing Finance Authority (GNMA) Collateral, 5.100%, 9/01/17	170,000	174,070	2.0%
State of Ohio Parks and Recreation Bonds, 4.350%, 12/01/11	100,000	106,308	1.2%
Ohio State Elementary and Secondary Education, (FSA Insured), 5.000%, 12/01/07	100,000	108,297	1.2%
Ohio State Public Facilities Commission, (MBIA Insured), 4.700%, 06/01/11	100,000	108,512	1.2%
Total State Agency: 14.6%		$1,277,147	14.6%

Total Fixed Income - Municipal Bonds: 100.0%
(Municipal Bonds Identified Cost $8,373,606)		$8,737,591	100.0%

Cash Equivalents
Federated Ohio Municipal Cash Trust 0.98% yield **		0	0.0%
Total Cash Equivalents: 0.0%
(Cash Identified Cost $0.00)		$0	0.0%

Total Portfolio Value: 100%
(Total Portfolio Identified Cost $8,373,606)		$8,737,591	100.0%

Other Assets Less Liabilities: 0.0%		$0	0.0%

Total Net Assets: 100.0%		$8,737,591	100.0%

* Non-income producing security.

JIC Institutional Bond Fund I	Portfolio of Investments as of September 30, 2004 - UNAUDITED

Fixed Income Securities - Bonds

	Face Value	Dollar Value	Percent
Finance
American General Finance Senior Notes, 6.750% Due 11/15/04	1,000,000	1,005,000	1.9%
Bank One Corporation, 6.875%, Due 8/01/06	325,000	348,156	0.7%
Bank of America, 7.125% Due 5/01/06	1,000,000	1,066,250	2.0%
BB & T Corporation Subordinated Notes, 7.250% Due 6/15/07	1,048,000	1,150,180	2.2%
Citicorp, 7.125% Due 5/15/06	1,080,000	1,156,950	2.2%
Countrywide Funding, 6.875% Due 9/15/05	500,000	518,125	1.0%
Merrill Lynch and Company, 6.000% Due 11/15/04	1,000,000	1,005,000	1.9%
Morgan Stanley Dean Witter, 3.625% Due 4/01/08	1,000,000	1,002,500	1.9%
NBD Bancorp, 7.125% Due 5/15/07	625,000	685,156	1.3%
PNC Funding Corporation, 5.750%, Due 8/01/06	750,000	785,625	1.5%
Torchmark Corporation Notes, 6.250%, Due 12/15/06	1,000,000	1,067,500	2.0%
UBS AG Unsubordinated Note, Series 144A Var rate Due 10/26/07	800,000	798,448	1.5%
Wells Fargo & Company, 3.750% Due 10/15/07	1,190,000	1,195,950	2.3%
Wells Fargo & Company, 7.250% Due 8/24/05	1,000,000	1,040,000	2.0%
Total Finance: 24.6%		$12,824,840	24.6%

Industrial
BP Capital Markets, PLC, 4.000% Due 4/29/05	500,000	505,000	1.0%
Bristol Myers Squibb Notes, 4.750% Due 10/01/06	1,500,000	1,550,625	3.0%
Conoco Funding Company, 5.450% Due 10/15/06	750,000	786,563	1.5%
Dover Corporation Notes, 6.450% Due 11/15/05	1,000,000	1,040,000	2.0%
Dupont EI Nemours, 6.750% Due 10/15/04	1,000,000	1,001,250	1.9%
Emerson Electric Company, 7.875% Due 6/01/05	1,000,000	1,036,250	2.0%
First Data Corporation Notes, 4.700% Due 11/01/06	1,000,000	1,035,000	2.0%
General Electric Capital Corporation Notes, 5.000% Due 2/15/07	2,000,000	2,085,000	4.0%
Gillette Company Notes, 3.500% Due 10/15/07	1,000,000	1,007,500	1.9%
Pacific Bell Debentures, 6.875% Due 8/15/06	1,000,000	1,067,500	2.0%
Total Industrial: 21.3%		$11,114,688	21.3%

Utilities
Alabama Power Company, 7.125% Due 10/01/07	200,000	220,750	0.4%

	Face Value	Dollar Value	Percent
GTE California, Inc., 7.650% Due 3/15/07	730,000	803,000	1.5%
Gulf Power Company, 6.500% Due 11/01/06	400,000	427,500	0.8%
National Rural Utilities, 6.650% Due 10/01/05	1,000,000	1,037,500	2.0%
Total Utilities: 4.8%		$2,488,750	4.8%

United States Government Agency Obligations
Fannie Mae, 6.000% Due 1/18/12	2,000,000	2,017,500	3.9%
Federal Home Loan Bank, 5.375% Due 2/15/06	2,500,000	2,593,750	5.0%
Federal Home Loan Mortgage Corporation, 2.875% Due 11/03/06	2,500,000	2,490,625	4.8%
Federal Home Loan Mortgage Corporation, 3.000% Due 6/01/07	2,500,000	2,512,500	4.8%
Federal National Mortgage Association, 3.500% Due 1/28/08	2,500,000	2,490,625	4.8%
Federal National Mortgage Association, 2.500% Due 2/27/08	2,000,000	1,997,500	3.8%
Federal National Mortgage Association, 3.600% Due 3/03/09	2,000,000	1,992,500	3.8%
Federal National Mortgage Association, 3.410% Due 8/30/07	1,000,000	1,002,500	1.9%
Federal National Mortgage Association, 3.500% Due 10/15/07	725,000	725,000	1.4%
Federal National Mortgage Association, 3.700% Due 11/1/07	3,000,000	3,018,750	5.8%
Total United States Government Agency Obligations: 40.0%		$20,841,250	40.0%

United States Government Treasury Obligations
United States Treasury Bill, 0% Due 1/13/05	1,200,000	1,194,260	2.3%
United States Treasury Note, 7.875% Due 11/15/04	1,000,000	1,007,500	1.9%
United States Treasury Note, 6.500% Due 10/15/06	1,500,000	1,614,903	3.1%
Total United States Government Treasury Obligations: 7.3%		$3,816,663	7.3%

Total Fixed Income - Bonds: 98.0%
(Fixed Income Identified Cost $50,735,034)		$51,086,191	98.0%

Cash Equivalents
Federated U.S. Treasury Cash Reserves Money Market Fund 1.06% yield *		1,046,870	2.0%
Total Cash Equivalents: 2.0%
(Cash Equivalents Identified Cost $1,046,870)		$1,046,870	2.0%

	Face Value	Dollar Value	Percent
Total Portfolio Value: 100%
(Total Portfolio Identified Cost $50,781,904)		$52,133,061	100.0%

Other Assets Less Liabilities 0.0%		$0	0.0%

Total Net Assets 100.0%		$52,133,061	100%

* Non-income producing security.

JIC Institutional Bond Fund II	Portfolio of Investments as of September 30, 2004 - UNAUDITED

Fixed Income Securities - Bonds

	Face Value	Dollar Value	Percent
Finance
Allstate Corporation, 7.200% Due 12/01/09	500,000	574,375	1.1%
American Express, 6.875% Due 11/01/05	500,000	522,500	1.0%
American General Finance Senior Notes, 6.750% Due 11/15/04	500,000	502,500	1.0%
Bank of America Subordinated Notes, 7.800% Due 2/15/10	1,000,000	1,175,000	2.3%
Citicorp, 7.125% Due 5/15/06	500,000	535,625	1.0%
Citigroup Incorporated Note, 6.000%, 2/21/12	750,000	825,000	1.6%
Countrywide Funding, 5.450%, Due 9/15/05	500,000	518,125	1.0%
Franchise Finance Corporation of America, 8.750% Due 10/15/10	1,000,000	1,250,000	2.4%
Marsh & McLennan Companies, 7.125% Due 6/15/09	500,000	566,250	1.1%
Merrill Lynch, 3.375%, Due 9/14/07	1,000,000	998,750	1.9%
Morgan Stanley Dean Witter, 4.250% Due 5/15/10	830,000	834,150	1.6%
NBD Bancorp, 7.125% Due 5/15/07	750,000	822,188	1.6%
Progressive Corporation Senior Notes, 6.375% Due 1/15/12	640,000	706,400	1.4%
Torchmark Corporation Notes, 6.250% Due 12/15/06	750,000	800,625	1.6%
UBS AG Senior Unsubordinated Note, Series 144A Var rate Due 10/26/07	800,000	798,448	1.6%
U.S. Bank Corp Subordinated Notes, 6.875%, Due 9/15/07	250,000	274,375	0.5%
Wells Fargo & Company, 7.250% Due 8/24/05	900,000	936,000	1.8%
Weingarten Realty, 6.840% Due 11/04/07	500,000	553,125	1.1%
Total Finance: 25.6%		$13,193,436	25.6%

Industrial
Allied Signal, 6.200% Due 2/01/08	500,000	541,250	1.1%
Becton Dickinson, 7.150% Due 10/01/09	1,000,000	1,140,000	2.2%
BP Capital Markets, PLC, 4.000% Due 4/29/05	500,000	505,000	1.0%
Bristol Myers Squibb Notes, 4.750% Due 10/01/06	1,000,000	1,033,750	2.0%
Conoco Funding Company, 5.450% Due 10/15/06	500,000	524,375	1.0%
Delta Airlines, 6.417% Due 7/02/12	550,000	558,399	1.1%
Dayton Hudson Corporation, 9.625% Due 2/01/08	380,000	448,400	0.9%
Dell, Inc., 6.550%, Due 4/15/05	500,000	550,000	1.1%
Dover Corporation Notes, 6.450% Due 11/15/05	500,000	520,000	1.0%
Dupont EI Nemours, 6.750% Due 10/15/04	500,000	500,625	1.0%

	Face Value	Dollar Value	Percent
Emerson Electric Company, 7.875% Due 6/01/05	500,000	518,125	1.0%
First Data Corporation Notes, 4.700% Due 11/01/06	750,000	776,250	1.5%
General Electric Capital Corporation Notes, 6.000% Due 6/15/12	1,000,000	1,098,750	2.1%
Gillette Company, 3.500% Due 10/15/07	1,000,000	1,007,500	2.0%
Gillette Company, 5.750% Due 10/15/05	500,000	514,375	1.0%
Lowes Companies, Inc., 8.250% Due 6/01/10	390,000	470,438	0.9%
McDonald’s Corporation, 5.950% Due 1/15/08	425,000	454,219	0.9%
PPG Industries, 6.875% Due 8/01/05	500,000	513,125	1.0%
Target Corporation, 6.350% Due 1/15/11	400,000	446,000	0.9%
Wal-Mart Stores, 6.875% Due 8/10/09	500,000	566,875	1.1%
Total Industrial: 24.6%		$12,687,456	24.6%

Utilities
Baltimore Gas & Electric, 6.625% Due 3/15/08	500,000	548,125	1.1%
Bellsouth Capital Funding, 7.750% Due 2/15/10	500,000	582,500	1.1%
GTE Corporation, 7.510% Due 4/01/09	500,000	567,500	1.1%
National Rural Utilities, 5.700% Due 1/15/10	500,000	538,750	1.0%
Total Utilities: 4.3%		$2,236,875	4.3%

United States Government Agency Obligations
Federal Home Loan Bank, 6.375% Due 8/15/06	2,000,000	2,129,210	4.1%
Federal Home Loan Bank, 5.625% Due 11/15/11	1,500,000	1,618,125	3.1%
Federal National Mortgage Association, 3.500% Due 10/15/07	1,000,000	1,000,000	1.9%
Federal National Mortgage Association, 3.700% Due 11/01/07	2,000,000	2,012,500	3.9%
Federal National Mortgage Association, 2.500% Due 2/27/08	2,000,000	1,997,500	3.9%
Federal National Mortgage Association, 3.410% Due 8/30/07	650,000	651,625	1.3%
Federal National Mortgage Association, 4.500% Due 3/01/07	1,112,206	1,131,322	2.2%
Federal National Mortgage Association, 5.500% Due 10/18/11	2,500,000	2,503,125	4.9%
Federal National Mortgage Association, 6.000% Due 1/18/12	2,000,000	2,017,500	3.9%
Total United States Government Agency Obligations: 29.3%		$15,060,907	29.3%

	Face Value	Dollar Value	Percent
United States Government Treasury Obligations
United States Treasury Bill, Due 1/13/05	550,000	547,369	1.1%
United States Treasury Note, 1.625% Due 4/30/05	3,000,000	2,992,500	5.8%
United States Treasury Note, 5.500% Due 2/15/08	500,000	540,039	1.0%
United States Treasury Note, 6.625% Due 5/15/07	500,000	548,261	1.1%
United States Treasury Note, 7.000% Due 7/15/06	1,000,000	1,077,812	2.1%
Tennessee Valley Authority, 6.375%, Due 6/15/05	1,500,000	1,543,125	3.0%
Total United States Government Treasury Obligations: 14.1%		$7,249,106	14.1%

Total Fixed Income - Bonds: 97.9%
(Fixed Income Identified Cost $49,161,370)		$50,427,780	97.9%

Cash Equivalents
Federated U.S. Treasury Cash Reserves Money Market Fund 1.06% yield *		1,060,579	2.1%
Total Cash Equivalents: 2.1%
(Cash Equivalents Identified Cost $1,060,579)		$1,060,579	2.1%

Total Portfolio Value: 100%
(Total Portfolio Identified Cost $50,221,949)		$51,488,359	100.0%

Other Assets Less Liabilities 0.0%		$0	0.0%

Total Net Assets 100.0%		$51,488,359	100.0%

* Non-income producing security.

JIC Institutional Bond Fund III	Portfolio of Investments as of September 30, 2004 - UNAUDITED

Fixed Income Securities - Bonds

	Face Value	Dollar Value	Percent
Finance
Allstate Corporation, 7.200% Due 12/01/09	500,000	574,375	1.3%
American Express, 6.875% Due 11/01/05	500,000	522,500	1.2%
American General Corporation, 7.500% Due 8/11/10	500,000	583,750	1.3%
American General Finance Senior Notes, 6.750% Due 11/15/04	500,000	502,500	1.1%
American General Finance, 8.125% Due 8/15/09	500,000	584,375	1.3%
Bank of America Subordinated Notes, 7.800% Due 2/15/10	1,000,000	1,175,000	2.6%
Franchise Finance Corporation of America, 8.750% Due 10/15/10	1,000,000	1,250,000	2.8%
General Electric Capital Corporation, 6.000% Due 6/15/12	1,000,000	1,098,750	2.4%
Marsh & McLennan Companies, 7.125% Due 6/15/09	500,000	566,250	1.3%
Mellon Financial, 6.700% Due 3/01/08	500,000	558,125	1.2%
Merrill Lynch, 3.375% Due 9/14/07	750,000	749,063	1.7%
National City Bank, 6.250% Due 3/15/11	500,000	546,250	1.2%
Progressive Corporation Senior Notes, 6.375% Due 1/15/12	500,000	551,875	1.2%
Suntrust Banks Inc., 7.750% Due 5/01/10	500,000	586,875	1.3%
US Bancorp Subordinated Notes, 6.300% Due 7/15/08	1,000,000	1,096,250	2.4%
Weingarten Realty, 6.840% Due 11/17/07	500,000	553,125	1.2%
Wells Fargo & Company, 7.250% Due 8/24/05	500,000	520,000	1.2%
Total Finance: 26.8%		$12,019,063	26.8%

Industrial
Allied Signal, 6.200% Due 2/01/08	500,000	541,250	1.2%
BP Capital Markets, PLC, 4.000% Due 4/29/05	500,000	505,000	1.1%
Bristol Myers Squibb Notes, 4.750% Due 10/01/06	1,000,000	1,033,750	2.3%
Citigroup Incorporated Notes, 6.000% Due 2/21/12	750,000	825,000	1.8%
Dayton Hudson Corporation, 9.625% Due 2/01/08	380,000	448,400	1.0%
Dell, Inc., 6.550%, Due 4/15/08	500,000	550,000	1.2%
Delta Airlines Series 02-1 (MBIA Insured), 6.417%, Due 7/02/12	400,000	406,109	0.9%
Dover Corporation Notes, 6.450% Due 11/15/05	500,000	520,000	1.2%
Eli Lilly & Company, 8.375% Due 12/01/06	500,000	557,500	1.2%
Emerson Electric Company, 7.875% Due 6/01/05	500,000	518,125	1.2%
Gillette Company, 5.750% Due 10/15/05	500,000	514,375	1.1%

	Face Value	Dollar Value	Percent
Lowes Companies, Inc., 8.250% Due 6/01/10	500,000	603,125	1.3%
McDonald’s Corporation, 8.875% Due 4/01/11	500,000	618,125	1.4%
Target Corporation, 6.350% Due 1/15/11	400,000	446,000	1.0%
Texaco Capital, 6.000% Due 6/15/05	500,000	513,750	1.1%
Wal-Mart Stores, 6.875% Due 8/10/09	500,000	566,875	1.3%
Washington Post, 5.500% Due 2/15/09	500,000	531,250	1.2%
Total Industrial: 21.6%		$9,698,634	21.6%

Utilities
Bellsouth Capital Funding, 7.750% Due 2/15/10	500,000	582,500	1.3%
GTE Corporation, 7.510% Due 4/01/09	500,000	567,500	1.3%
National Rural Utilities, 5.700% Due 1/15/10	500,000	538,750	1.2%
Total Utilities: 3.8%		$1,688,750	3.8%

	Face Value	Dollar Value	Percent
United States Government Agency Obligations
Federal Home Loan Bank, 3.125% Due 8/15/07	500,000	499,375	1.1%
Federal Home Loan Bank, 5.130% Due 5/24/13	800,000	837,000	1.9%
Federal Home Loan Bank, 5.625% Due 11/15/11	1,500,000	1,618,125	3.6%
Federal Home Loan Bank, 5.500% Due 12/11/13	1,000,000	1,070,701	2.4%
Federal Home Loan Bank, 7.605% Due 2/25/15	500,000	583,125	1.3%
Federal Home Loan Mortgage Corp., 5.125% Due 10/15/08	500,000	530,512	1.2%
Federal Home Loan Mortgage Corp., 5.950% Due 1/19/06	1,000,000	1,043,481	2.3%
Federal Home Loan Mortgage Corp., 4.250% Due 5/22/13	2,000,000	1,922,500	4.3%
Federal Home Loan Mortgage Corp., 4.750% Due 10/11/12	2,000,000	1,992,500	4.4%
Federal National Mortgage Association, 5.250% Due 1/15/09	500,000	532,532	1.2%
Total United States Government Agency Obligations: 23.7%		$10,629,851	23.7%

United States Government Agency Obligations - Mortgage Backed Securities
Federal Home Loan Mortgage Corp., Series 2513, 5.500% Due 9/15/13	1,729,066	1,793,026	4.0%
Federal Home Loan Mortgage Corp., Series 2517, 5.000% Due 5/15/13	1,724,217	1,754,771	3.9%
Federal National Mortgage Association DUS Pool 385365, 4.970% Due 8/01/09	1,000,000	1,033,750	2.3%
Government National Mortgage Association, 5.500% Due 2/15/17	559,038	583,671	1.3%
Total United States Government Agency Obligations - Mortgage Backed Securities: 11.5%		$5,165,218	11.5%

United States Government Treasury Obligations
United States Treasury Note, 5.000% Due 8/15/11	1,500,000	1,612,090	3.5%
United States Treasury Note, 5.500% Due 2/15/08	1,000,000	1,080,078	2.4%
United States Treasury Note, 6.500% Due 2/15/10	1,000,000	1,147,422	2.6%
United States Treasury Note, 4.000% Due 2/15/14	500,000	496,250	1.1%
United States Treasury Note, 7.000% Due 7/15/06	400,000	431,124	1.0%
Tennessee Valley Authority, 6.250%, Due 12/15/17	500,000	562,500	1.3%
Total United States Government Treasury Obligations: 11.8%		$5,329,464	11.8%

Total Fixed Income - Bonds: 99.2%
(Fixed Income Identified Cost $42,338,046)		$44,530,980	99.2%

	Face Value	Dollar Value	Percent
Cash Equivalents
Federated U.S. Treasury Cash Reserves Money Market Fund 1.06% yield *		339,987	0.8%
Total Cash Equivalents: 0.8%
(Cash Equivalents Identified Cost $339,987)		$339,987	0.8%

Total Portfolio Value: 100.0%
(Total Portfolio Identified Cost $42,678,033)		$44,870,967	100.0%

Other Assets Less Liabilities 0.0%		$0	0.0%

Total Net Assets 100.0%		$44,870,967	100.0%

* Non-income producing security.

Security Transactions:

For Federal income tax purposes, the cost of investments owned and the composition of unrealized appreciation (the excess of value over tax cost) and depreciation (the excess of tax cost over value), as of September 30, 2004 was as follows:

Fund	Cost of Securities	Appreciation	(Depreciation)	Net Appreciation (Depreciation)

Growth Fund	$44,038,772	$5,532,485	$(2,735,046)	$2,797,439

Opportunity Fund	$64,641,984	$11,301,231	$(2,041,889)	$9,259,342

Realty Fund	$13,090,750	$4,692,929	$(81,046)	$4,611,883

Fixed Income Fund	$50,258,112	$1,385,054	$(260,387)	$1,124,667

Municipal Income Fund	$8,373,606	$369,276	$(5,291)	$363,985

JIC Institutional Bond Fund I	$51,781,904	$500,935	$(149,778)	$351,157

JIC Institutional Bond Fund II	$50,221,949	$1,445,581	$(179,170)	$1,266,411

JIC Institutional Bond Fund III	$42,678,033	$2,270,103	$(77,169)	$2,192,934

Item 2.  Controls and Procedures.

(a)  Disclose the conclusions of the registrant’s principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

Based on an evaluation of the registrant’s disclosure controls and procedures as of November 24, 2004, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-Q is recorded, processed, summarized, and reported on a timely basis.

(b)  Disclose any change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)).  Certifications pursuant to Rule 30a-2(a) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	JOHNSON MUTUAL FUNDS TRUST

By	/s/ Timothy E. Johnson

Timothy E. Johnson, President
Date	November 26, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/	Timothy E. Johnson

Timothy E. Johnson, President
Date November 26, 2004

By /s/	Marc E. Figgins

Marc E. Figgins, Treasurer
Date November 26, 2004

* Print the name and title of each signing officer under his or her signature.